Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Class of Asset	Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil

Summary of Cumulative Effect of Changes in Balance Sheet for Adoption of Topic 606
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 201
9
 for the adoption of
ASC
 606 is as follows:

	Balance as of December 31, 2018	Adjustments due to the adoption of ASC 606	Balance as of January 1, 2019
	RMB	RMB	RMB
Assets:
Accounts receivable	86,513,830	5,962,945	92,476,775
Short-term contract assets	—	55,447,904	55,447,904
Liabilities:
Accrued expenses and other current liabilities	211,458,501	19,623,798	231,082,299
Other non-current liabilities	7,599,404	13,892,921	21,492,325
Deferred tax liability	—	10,308,277	10,308,277
Equity:
Retained earnings	698,036,438	17,585,853	715,622,291

Summary of Impact of Adopting Topic 606 on Balance Sheet
The impact of adopting
ASC

606
on the Company’s consolidated balance sheet as of December
31
,
2019
are as follows:

	As reported	Balances without the adoption of ASC 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Assets:
Short-term contract assets	20,688,424	—	20,688,424
Long-term contract assets	11,655,356	—	11,655,356
Deferred tax assets	100,667,946	100,284,357	383,589
Liabilities:
Accrued expenses and other current liabilities	278,690,234	258,320,239	20,369,995
Other non-current liabilities	21,796,367	—	21,796,367
Deferred tax liability	12,329,929	10,724,126	1,605,803
Equity:
Retained earnings	852,508,968	863,553,764	(11,044,796)

Summary of Impact of Adopting Topic 606 on Comprehensive Income
The impact of adopting
ASC
 606 on the Company’s statement of comprehensive income for the year ended December 31, 2019 are as follows:

	As reported	Amounts without the adoption of ASC 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Loan facilitation income and others	913,836,623	951,553,336	(37,716,713)
Total revenues	1,440,068,825	1,477,785,538	(37,716,713)
Net income before income taxes	487,819,233	525,535,946	(37,716,713)
Income tax expense	(82,960,493)	(92,046,557)	9,086,064
Net income after income taxe s	404,858,740	433,489,389	(28,630,649)
Basic income per share	1.29	1.39	(0.10)
Diluted income per share	1.29	1.38	(0.09)